Short-term Investments	12 Months Ended
Dec. 31, 2024
Short-term Investments
Short-term Investments
4.	Short-term Investments

Classification of short-term investments as of December 31, 2023 and 2024 were shown as below:

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
Time deposits and held-to-maturity debt securities	139,740,216	210,368,027	28,820,302
Equity securities	17,151,086	44,479,404	6,093,653
Available-for-sale debt securities	—	6,319,014	865,701
Other debt investments	524,063	12,625,411	1,729,674
	157,415,365	273,791,856	37,509,330

The gross unrecognized holding gains or losses on the time deposits and held-to-maturity debt securities were nil as of December 31, 2023 and 2024.

The costs of equity securities were RMB15,351,531 and RMB35,737,847 (US$4,896,065), with net unrealized gains of RMB1,799,555 and RMB8,741,557 (US$1,197,588) as of December 31, 2023 and 2024, respectively.

4.	Short-term Investments (Continued)

For the years ended December 31, 2022, 2023 and 2024, interest income related to time deposits and held-to-maturity debt securities were RMB2,442,413, RMB5,750,934 and RMB7,314,780 (US$1,002,121), respectively.

As of December 31, 2024, available-for-sale debt securities include government bonds purchased from financial institutions with maturities within one year. The following table summarizes the details of available-for-sale debt securities:

As of December 31, 2024
				Fair Value	Fair Value
		Gross	Gross	(Net	(Net
	Amortized	Unrealized	Unrealized	Carrying	Carrying
	Cost	Gains	Losses	Amount)	Amount)
	RMB	RMB	RMB	RMB	US$
Due in 1 year	6,289,405	29,613	(4)	6,319,014	865,701

Other debt investments include the Group’s investments in convertible bonds issued by a third party in 2020, which is accounted for under the fair value option. As of December 31, 2023 and 2024, the fair value was RMB524,063 and RMB506,126 (US$69,339), respectively. Unrealized losses of RMB221,640, RMB749,967 and RMB25,485 (US$3,491) were recorded for the years ended December 31, 2022, 2023 and 2024, respectively.

Other debt investments also include loan investments, as of December 31, 2023 and 2024, the carrying amounts for the loan investments, net of allowance for credit losses, were nil and RMB12,119,285 (US$1,660,335).